Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,676,367,273.30
Previously Paid Amount	0.00
Total Fee Amount	256,651.83
Total Offset Amount	0.00
Net Fee	$ 256,651.83